Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule Of Allocation Of Business Combination Consideration Between Acquiree And Contractual Agreement Asset
The following table summarizes the allocation of total consideration between Uber Elevate and the contractual agreement asset (in thousands, except share and per share data):

Series C redeemable convertible preferred stock (8,924,009 shares at $8.70 per share fair value)	$77,619
Less: premium on Uber CPN	(465)

Total consideration	77,154

Consideration allocated to contractual agreements asset and related deferred tax liability	(42,938)

Consideration allocated to Uber Elevate	$34,216

Schedule of Recognized Identified Assets Assumed In Business Combination
The purchase price allocation for Uber Elevate is as follows (in thousands):

Goodwill	$10,757
Automation platform software technology	7,200
Multimodal software technology	4,900
Simulation software technology	4,600
Property and equipment	630
Deferred tax asset	6,129

Total purchase consideration	$34,216